20 Provisions	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
Provisions
20	Provisions

	2020 £’000	2019 £’000	2018 £’000
Opening provision at 1 January	97	165	–
Provision (released)/recognised in the year	(47)	(68)	165
At 31 December	50	97	165
Less: non-current portion	(50)	–	(165)
Current portion	–	97	–

The provision as at 31 December 2020 relates to the ‘making good’ clause on the Cardiff office which is due to be vacated during 2021. The provision in previous years relates to the ‘making good’ clause on the Abingdon office which was vacated in December 2018. The Abingdon office was sub-let for the remaining period of the lease, which terminated in February 2020.